COMMON SHARES - Public Offering and Subscription Receipts (Details) - CAD shares in Millions		1 Months Ended		12 Months Ended
	Jun. 28, 2016	Dec. 31, 2016	Nov. 30, 2016	Dec. 31, 2016	Dec. 31, 2014	Dec. 31, 2015
Class of Stock [Line Items]
Common shares issued, net of issue costs				CAD 4,661,000,000	CAD 1,115,000,000
Statutory Accounting Practices, Statutory Amount Available for Dividend Payments		CAD 9,700,000,000		CAD 9,700,000,000	CAD 8,700,000,000	CAD 4,100,000,000.0
Subsidiary
Class of Stock [Line Items]
Issued under public offerings (in shares)	43.3	2.8	33.6
Stock Issued During Period, Value, New Issues	CAD 2,500,000,000	CAD 175,000,000	CAD 2,000,000,000